Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
2017	¥ 200
2018	60,200
2019	110,000
2020	0
2021	0
Thereafter	50,000
Long-term debt	¥ 220,400	¥ 220,603